Condensed Statements of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Seamless Group Inc [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Seamless Group Inc [Member]	Retained Earnings [Member]	Retained Earnings [Member] Seamless Group Inc [Member]	Common Class A [Member]	Common Class B [Member]	Total	Seamless Group Inc [Member]		Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Seamless Group Inc [Member]	Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Seamless Group Inc [Member]	Total Shareholders' Deficit [Member] Seamless Group Inc [Member]	Noncontrolling Interest [Member] Seamless Group Inc [Member]
Balance at Dec. 31, 2021		$ 583				$ (4,442,807)				$ (4,442,224)
Balance, shares at Dec. 31, 2021		5,833,083	58,030,000
Beginning balance, value at Dec. 31, 2021			$ 58,030		$ 29,172,373		$ (60,090,694)				$ (8,093,751)		$ 52,457		$ (30,807,834)	$ 22,714,083
Accretion of Class A ordinary shares to redemption value				(2,999,982)		(2,934,116)				(5,934,098)
Contribution for extension				2,999,982						2,999,982
Net (Income ) Loss						(1,111,964)	(16,678,135)	$ 860,883	$ 251,081	(1,111,964)	(15,725,713)	[1]			(16,678,135)	952,422
Acquisition of a subsidiary											993,695		(304)	20,505	20,201	973,494
Dividend to non-controlling interests											(1,912,012)					(1,912,012)
Foreign currency translation adjustments											2,402		(11,360)		(11,360)	13,762
Balance at Dec. 31, 2022		$ 583				(8,488,887)				(8,488,304)	(47,477,128)	[2]
Balance, shares at Dec. 31, 2022		5,833,083	58,030,000
Ending balance, value at Dec. 31, 2022			$ 58,030		29,172,373		(76,768,829)			(8,488,304)	(24,735,379)	[2]	40,793	20,505	(47,477,128)	22,741,749
Accretion of Class A ordinary shares to redemption value				(580,000)		(1,631,158)				(2,211,158)
Contribution for extension				580,000						580,000
Net (Income ) Loss						998,238				998,238
Balance at Mar. 31, 2023		$ 583				(9,121,807)				(9,121,224)
Balance, shares at Mar. 31, 2023		5,833,083
Balance at Dec. 31, 2022		$ 583				(8,488,887)				(8,488,304)	(47,477,128)	[2]
Balance, shares at Dec. 31, 2022		5,833,083	58,030,000
Beginning balance, value at Dec. 31, 2022			$ 58,030		29,172,373		(76,768,829)			(8,488,304)	(24,735,379)	[2]	40,793	20,505	(47,477,128)	22,741,749
Net (Income ) Loss							(7,080,814)	(1,159,361)	(560,806)	1,720,167	(6,631,985)				(7,080,814)	448,829
Foreign currency translation adjustments											404,126		409,434	(690)	408,744	(4,618)
Balance at Jun. 30, 2023		$ 583				(9,618,653)				(9,618,070)
Balance, shares at Jun. 30, 2023		5,833,083	58,030,000
Ending balance, value at Jun. 30, 2023			$ 58,030		29,172,373		(83,849,643)				(30,963,238)		450,227	19,815	(54,149,198)	23,185,960
Balance at Dec. 31, 2022		$ 583				(8,488,887)				(8,488,304)	(47,477,128)	[2]
Balance, shares at Dec. 31, 2022		5,833,083	58,030,000
Beginning balance, value at Dec. 31, 2022			$ 58,030		29,172,373		(76,768,829)			(8,488,304)	(24,735,379)	[2]	40,793	20,505	(47,477,128)	22,741,749
Accretion of Class A ordinary shares to redemption value				(2,540,000)		(5,175,207)				(7,715,207)
Contribution for extension				2,540,000						2,540,000
Net (Income ) Loss						3,147,500	(15,306,550)	(2,003,234)	(1,165,646)	3,147,500	(14,417,786)				(15,306,550)	888,764
Foreign currency translation adjustments											10,608		27,758		27,758	(17,150)
Remeasurement for the year											(690)			(690)	(690)
Balance at Dec. 31, 2023		$ 583				(10,516,594)				(10,516,011)	(62,756,610)
Balance, shares at Dec. 31, 2023		5,833,083	58,030,000
Ending balance, value at Dec. 31, 2023			$ 58,030		29,172,373		(92,075,379)			(10,516,011)	(39,143,247)		68,551	19,815	(62,756,610)	23,613,363
Balance at Mar. 31, 2023		$ 583				(9,121,807)				(9,121,224)
Balance, shares at Mar. 31, 2023		5,833,083
Accretion of Class A ordinary shares to redemption value				(870,000)		(1,218,775)				(2,088,775)
Contribution for extension				870,000						870,000
Net (Income ) Loss						721,929		(448,793)	(273,136)	721,929
Balance at Jun. 30, 2023		$ 583				(9,618,653)				(9,618,070)
Balance, shares at Jun. 30, 2023		5,833,083	58,030,000
Ending balance, value at Jun. 30, 2023			$ 58,030		29,172,373		(83,849,643)				(30,963,238)		450,227	19,815	(54,149,198)	23,185,960
Balance at Dec. 31, 2023		$ 583				(10,516,594)				(10,516,011)	(62,756,610)
Balance, shares at Dec. 31, 2023		5,833,083	58,030,000
Beginning balance, value at Dec. 31, 2023			$ 58,030		29,172,373		(92,075,379)			(10,516,011)	(39,143,247)		68,551	19,815	(62,756,610)	23,613,363
Accretion of Class A ordinary shares to redemption value				(320,000)		(949,100)				(1,269,100)
Contribution for extension				320,000						320,000
Net (Income ) Loss						590,103				590,103
Balance at Mar. 31, 2024		$ 583				(10,875,591)				(10,875,008)
Balance, shares at Mar. 31, 2024		5,833,083
Balance at Dec. 31, 2023		$ 583				(10,516,594)				(10,516,011)	(62,756,610)
Balance, shares at Dec. 31, 2023		5,833,083	58,030,000
Beginning balance, value at Dec. 31, 2023			$ 58,030		29,172,373		(92,075,379)			(10,516,011)	(39,143,247)		68,551	19,815	(62,756,610)	23,613,363
Net (Income ) Loss							(6,849,161)	(368,040)	(396,113)	764,153	(6,239,266)				(6,849,161)	609,895
Foreign currency translation adjustments											(117,968)		(132,768)		(132,768)	14,800
Disposal of subsidiaries							27,798				27,798				27,798
Balance at Jun. 30, 2024		$ 583				(11,412,666)				(11,412,083)	(69,710,741)
Balance, shares at Jun. 30, 2024		5,833,083	58,030,000
Ending balance, value at Jun. 30, 2024			$ 58,030		29,172,373		(98,896,742)				(45,472,683)		(64,217)	19,815	(69,710,741)	24,238,058
Balance at Mar. 31, 2024		$ 583				(10,875,591)				(10,875,008)
Balance, shares at Mar. 31, 2024		5,833,083
Accretion of Class A ordinary shares to redemption value				(240,000)		(711,125)				(951,125)
Contribution for extension				240,000						240,000
Net (Income ) Loss						174,050		$ (78,092)	$ (95,958)	174,050
Balance at Jun. 30, 2024		$ 583				$ (11,412,666)				$ (11,412,083)	(69,710,741)
Balance, shares at Jun. 30, 2024		5,833,083	58,030,000
Ending balance, value at Jun. 30, 2024			$ 58,030		$ 29,172,373		$ (98,896,742)				$ (45,472,683)		$ (64,217)	$ 19,815	$ (69,710,741)	$ 24,238,058

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.
[2]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.